Related Party Transactions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

On July 20, 2020, the Company issued 2,875,000 shares of Class B common stock to its initial stockholder, AHAC Sponsor, LLC for $25,000, or approximately $0.01 per share. The founder shares include an aggregate of up to 375,000 shares subject to forfeiture if the over-allotment option is not exercised by the underwriters in full. The over-allotment option was not exercised by the underwriters during the 45-day option period; thus, 375,000 shares were forfeited accordingly as of November 1, 2020. As of June 30, 2021 and December 31, 2020, 2,500,000 shares of common stock (the “Founder Shares”) are issued and outstanding.

Promissory Note — Related Party

On July 1, 2020, the Company issued an unsecured promissory note to the sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000 to be used for a portion of the expenses of the IPO. This loan is non-interest bearing, unsecured, and due on the earlier of (a) June 30, 2021 or (b) the date on which the Company completes the IPO. The loan was paid off on June 30, 2021.

Administrative Service Fee

The Company has agreed, commencing on the effective date of the prospectus, to pay an affiliate of the Company’s sponsor a monthly fee of an aggregate of $10,000 for general and administrative services including office space, utilities and secretarial and administrative support. This arrangement will terminate upon completion of a business combination or the liquidation of the Company. For the six months ended June 30, 2021, the Company incurred $60,000 in administrative service fee.

Related Party Loans

In addition, in order to finance transactions costs in connection with a business combination, the sponsor, or certain of the Company’s officers, directors, or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working

Capital Loans”). If the Company completes a business combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a business combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a business combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be converted into units of the post business combination entity at a price of $10.00 per unit.

Note 6 — Related Party Transactions

Founder Shares

On July 20, 2020, the Company issued 2,875,000 shares of Class B common stock to its initial stockholder, AHAC Sponsor, LLC for $25,000, or approximately $0.01 per share. The founder shares include an aggregate of up to 375,000 shares subject to forfeiture if the over-allotment option is not exercised by the underwriters in full. The over-allotment option was not exercised by the underwriters during the 45-day option period; thus, 375,000 shares were forfeited accordingly as of November 1, 2020. As of December 31, 2020, 2,500,000 shares of common stock (the “Founder Shares”) are issued and outstanding.

Promissory Note — Related Party

On July 1, 2020, the Company issued an unsecured promissory note to the sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000 to be used for a portion of the expenses of the IPO. This loan is non-interest bearing, unsecured, and due on the earlier of (a)  March 31, 2021 or (b) the date on which the Company completes the IPO. The loan will be repaid out of the offering proceeds not held in the Trust Account. As of December 31, 2020, the Company had $95,136 in borrowings outstanding under the promissory note. The note was paid in full in January 2021.

Administrative Service Fee

The Company has agreed, commencing on the effective date of the prospectus, to pay an affiliate of the Company’s sponsor a monthly fee of an aggregate of $10,000 for general and administrative services including office space, utilities and secretarial and administrative support. This arrangement will terminate upon completion of a business combination or the liquidation of the Company. For the period July 1, 2020 (inception) through December 31, 2020, the Company has accrued $34,334 of administrative fees as a due to related party payable.

Note 6 — Related Party Transactions (continued)

Related Party Loans

In addition, in order to finance transactions costs in connection with a business combination, the sponsor, or certain of the Company’s officers, directors, or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a business combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a business combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a business combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be converted into units of the post business combination entity at a price of $10.00 per unit.

Humacyte, Inc.
Related Party Transactions

13. Related Party Transactions

Fresenius Medical Care distribution agreement

In addition to Fresenius Medical Care’s purchase of series D redeemable convertible preferred stock, the Company entered into a distribution agreement with Fresenius Medical Care in June 2018 which, as amended as of February 16, 2021, granted Fresenius Medical Care and its affiliates exclusive rights to develop outside the United States and EU and commercialize outside of the United States the Company’s 6 millimeter x 42cm HAV and all improvements thereto, and modifications and derivatives thereof (including any changes to the length, diameter or configuration of the foregoing), for use in vascular creation, repair, replacement or construction, including renal replacement therapy for dialysis access, the treatment of peripheral arterial disease, and the treatment of vascular trauma, but excluding coronary artery bypass graft, pediatric heart surgery, or adhering pancreatic islet cells onto the outer surface of the distribution product for use in diabetic patients. Within the United States, Fresenius Medical Care will collaborate with the Company in its commercialization of the product in the field, including adoption of the distribution product as a standard of care in patients for which such use is supported by clinical results and health economic analyses.

The Company is responsible for developing and seeking regulatory approval for the distribution product in the field in the United States. For countries outside the United States, the parties agreed to use commercially reasonable efforts to satisfy certain agreed minimum market entry criteria for the distribution product in the field in such country. For the EU, once such criteria have been satisfied for the applicable country, or if the parties otherwise mutually agree to obtain regulatory approval for the distribution product in the field in the applicable country, the Company agreed to use commercially reasonable efforts to obtain such regulatory approval (other than pricing approval), and Fresenius Medical Care agreed to use commercially reasonable efforts to obtain the corresponding pricing approval. For the rest of the world (i.e., outside the United States and the EU), once such criteria have been satisfied for the applicable country, or if the parties otherwise mutually agree to obtain regulatory and pricing approval for the distribution product in the field in the applicable country, Fresenius Medical Care agreed to use commercially reasonable efforts to obtain such approvals, and the Company agreed to use commercially reasonable efforts to support Fresenius Medical Care in its efforts.

Under the distribution agreement, the Company grants an exclusive, sublicensable license to Fresenius Medical Care under the patents, know-how and regulatory materials controlled by the Company during the term to commercialize the distribution product in the field outside the United States, subject to the Company’s retained rights to carry out its obligations under the distribution agreement. The Company also grants a non-exclusive, sublicensable license to Fresenius Medical Care under the patents, know-how and regulatory materials controlled by the Company during the term to develop the distribution product in accordance with the terms of the distribution agreement. In addition, the Company grants to Fresenius Medical Care, among other things, a perpetual, irrevocable, non-exclusive sublicensable license under the patents and know-how that primarily relate to the distribution product or its manufacture and that were created, conceived or developed solely or jointly by or on behalf of Fresenius Medical Care in the performance of its activities under the distribution agreement.

The distribution agreement provides that the Company will own all know-how and patents that primarily relate to the distribution product or its manufacture that are created, conceived or developed by or on behalf of either party in the performance of activities under the distribution agreement. Ownership of all other know-how, patents, materials and other intellectual property created, conceived or developed during the performance of activities under the distribution agreement will be determined in accordance with U.S. patent laws for determining inventorship.

The Company is obligated to make payments to Fresenius Medical Care based on a share of aggregate net sales by or on behalf of the Company of the distribution product in the United States in the field. Such revenue-share payments will be a percentage of net sales in the low double digits, without regard to the calendar year in which such net sales are attributable, until such time that the Company has paid to Fresenius Medical Care a certain total amount, at which time the revenue-share will decrease to a percentage of net sales in the mid-single digits. The amounts that Fresenius Medical Care will be obligated to pay the Company under the distribution agreement for sales of the distribution product in the field outside of the United States will vary. Fresenius Medical Care agreed to pay the Company initially, on a country-by-country basis for sales outside of the United States, the amount equal to the average cost of manufacturing the Company’s distribution product plus a fixed dollar amount per unit. Following a specified period, on a country-by-country basis outside of the United States, Fresenius Medical Care will pay the Company a fixed percentage of net sales for each unit sold in such country, such that the Company will receive more than half of such net sales.

The distribution agreement will generally continue on a country-by-country basis until the later of (a) the tenth anniversary of the launch date of the distribution product in the relevant country or (b) the expiration of the last-to-expire valid claim of specified patents in such country. Each party is permitted to terminate the distribution agreement for insolvency of, or, under certain circumstances, including various cure periods, material breach by the other party. Subject to a cure period, Fresenius Medical Care may also terminate the distribution agreement in its entirety or on a country-by-country basis (i) for certain withdrawals of regulatory approval or (ii) for termination or expiration of any of our in-licenses that is necessary for the exercise of Fresenius Medical Care’s rights, or the satisfaction of its obligations, under the distribution agreement. In addition, Fresenius Medical Care may terminate the distribution agreement for convenience on a country-by-country basis upon not less than 12 months’ written notice to the Company, although Fresenius Medical Care is not permitted to give such notice prior to the end of the second year following launch of the distribution product in such country. Each party is required to indemnify one another for certain third-party claims.

Arrangements with Dr. Niklason and Yale University

In September 2016, the Company entered into a Memorandum of Understanding Regarding Scientific and Operational Leadership, or MOU, with Dr. Niklason in connection with her performance of various consulting activities for the Company.

The MOU provided for the Company to make a payment each year through 2023 to the academic institution with which Dr. Niklason was then affiliated, up to an aggregate amount of $2.5 million for 2018 through 2023, and to pay Dr. Niklason reasonable consulting fees in consideration of the services she performed for the Company. For the years ended December 31, 2019 and 2020, and the six months ended June 30, 2020 and 2021 (unaudited), the company made payments under the MOU of $0.4 million, $0.5 million, $0.3 million and $0.0 million, respectively, to, or on behalf of, Yale University, where Dr. Niklason, currently the Company’s President, CEO and a member of the Company’s board of directors, serves as a Professor Adjunct, Division Chief and Vice Chair, Research in Anesthesia. The MOU was terminated effective November 9, 2020.

The following table shows a summary of related party expenses included in the statements of operations and comprehensive loss for the years ended December 31, 2019 and 2020 and the six months ended June 30, 2020 and 2021 (unaudited):

	Year Ended December 31,		Six Months Ended June 30,
($ in thousands)	2019	2020	2020	2021
			(Unaudited)	(Unaudited)
Expenses under MOU	422	500	250	—
License expenses	110	92	50	85
Other	39	28	13	81
Total	571	620	313	166

As of December 31, 2019, December 31, 2020 and June 30, 2021 (unaudited), the Company was a party to license agreements with Yale University, as described in Note 12 — Commitments and Contingencies above.